Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at FVTPL Derivative	$ 0	$ 0
Fair value on a recurring basis [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	687	779
Hedging financial assets	2	0
Financial assets at FVOCI	7,193	7,154
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	8	1
Hedging financial assets	0	0
Financial assets at FVOCI	2,754	2,454
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	2	0
Hedging financial assets	2	0
Financial assets at FVOCI	0	0
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	677	778
Hedging financial assets	0	0
Financial assets at FVOCI	4,439	4,700
Financial liabilities at FVTPL Derivative	0	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	677	778
Financial assets at FVOCI	4,439	4,700
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Financial assets at FVOCI	0	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Financial assets at FVOCI	0	0
Fair value on a recurring basis [Member] | Non-listed stocks [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	677	778
Financial assets at FVOCI	4,439	4,700
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	2	0
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	2	0
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	8	1
Financial assets at FVOCI	2,754	2,454
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	8	1
Financial assets at FVOCI	2,754	2,454
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Financial assets at FVOCI	0	0
Fair value on a recurring basis [Member] | Listed stocks [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at FVTPL	0	0
Financial assets at FVOCI	$ 0	$ 0